OPERATIONS - (Detail 1) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
OPERATIONS
Trade accounts receivable		R$ 10,619,617	R$ 9,471,592
Other liabilities		1,531,414	716,984
Other assets		905,228	728,976
Non-current		485,928	R$ 368,835
Business combination – Samauma | Terra Networks Brazil
OPERATIONS
Fair value of net assets acquired		20,571
Current assets		21,120
Current liabilities		13,513
Cash and cash equivalents		292
Loans - financial institutions		9,736
Trade accounts receivable		10,295
Other liabilities		3,777
Other assets		10,533
Non-current liabilities		19,576
Non-current assets		32,540
Loans and financing		2,923
Non-current	[1]	12,857
Income tax and social contribution and collection		238
Property, plant and equipment recognised as of acquisition date		217
Income tax and social contribution and collection	[2]	3,535
Intangible assets	[3]	19,466
Provisions	[4]	7,819
Other non current Liabilities		5,061
Fair value of liabilities assumed		33,089
Goodwill	[5]	38,590
Financial assets recognised as of acquisition date		53,660
Total consideration for acquisition		R$ 59,161

[1]	This refers to the allocation of the fair value attributed to the indemnification asset related to the liabilities, which is being updated by the SELIC rate.
[2]	This refers to deferred income tax and social contribution, net of deferred taxes, on allocations of indemnification assets and contingent liabilities.
[3]	This includes the allocation of the fair value of R$5,460 attributed to the brand, and R$14,000 attributed to the Commercial Relationship
[4]	This includes the allocation of the fair value of R$2,462 attributed to the contingent liability, which is being updated by the SELIC rate.
[5]	This refers to the premium value determined in the acquisition of Samauma, considering the expected future synergies from combining the acquired company's businesses, which may be used for tax purposes.